NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of basic and diluted net loss per share
	Year ended December 31,
	2022	2021	2020
Numerator:
Net loss	$(108,350)	$(80,293)	$(45,025)
Net loss attributable to non-controlling interest	(743)	(1,169)	(1,311)
Adjustment attributable to non-controlling interest	(14,979)	16,689	5,487
Deemed dividend to ordinary shareholders	-	-	4,569
Net loss attributable to WalkMe Ltd.	$(92,628)	$(95,813)	$(53,770)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	85,116,424	51,763,032	13,217,183
Net loss per share attributable to ordinary shareholders, basic and diluted	$(1.09)	$(1.85)	$(4.07)

Schedule of antidilutive ordinary shares excluded from computation of earnings per share
	Year ended December 31,
	2022	2021	2020
Convertible preferred shares	-	26,972,186	58,724,580
RSU’s	5,759,365	732,157	-
Outstanding share options and share purchase rights under ESPP	13,676,853	14,143,816	10,428,813
Total	19,436,218	41,848,159	69,153,393